Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value On Recurring Basis

This determination requires significant judgments to be made. BIGtoken had the following financial assets as of December 31, 2020 and 2019:

	Balance as of December 31, 2020		Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)

Marketable securities		−		−		−		−
Total assets	$	−	$	−	$	−	$	−

	Balance as of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)

Marketable securities	64,000	64,000		−		−
Total assets	$64,000	$64,000	$	−	$	−